ACCOUNTS RECEIVABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts Receivable	Receivables consist of the following:

	December 31, 2013	September 30, 2014
Accounts receivable	$35,271	$35,508
Allowances	(2,447)	(2,588)
Accounts receivable, net	$32,824	$32,920

Receivables consist of the following:

	December 31,
	2012	2013
Accounts receivable	$29,203	$35,271
Allowances	(2,217)	(2,447)
Accounts receivable, net	$26,986	$32,824
The following reflects a rollforward of the accounts receivable allowances for the years ended December 31, 2011, 2012 and 2013:

	December 31,
	2011	2012	2013
Beginning	$(1,729)	$(2,020)	$(2,217)
Additions	(297)	(383)	(230)
Write-offs	6	186	—
Ending	$(2,020)	$(2,217)	$(2,447)